CONTINGENCIES (Details)		0 Months Ended			0 Months Ended		12 Months Ended					0 Months Ended		3 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2014 USD ($)	Oct. 20, 2008 Parmalat USD ($)	Aug. 29, 2014 Parmalat Judicial Ruling USD ($)	Dec. 31, 2007 Abu Dhabi Investment Authority USD ($)	Sep. 11, 2014 Sullivan	Apr. 07, 2014 Residential Mortgage-Backed Securities Investor Actions and Repurchase Claims In Re Citigroup Inc. Securities Litigation trust investor	Dec. 31, 2014 Residential Mortgage-Backed Securities Investor Actions and Repurchase Claims In Re Citigroup Inc. Securities Litigation USD ($) loan trust action	Dec. 19, 2014 Residential Mortgage-Backed Securities Investor Actions and Repurchase Claims In Re Citigroup Inc. Securities Litigation investor	Apr. 07, 2014 Residential Mortgage-Backed Securities Investor Actions and Repurchase Claims In Re Citigroup Inc. Securities Litigation USD ($) investor	Jun. 18, 2014 Mortgage-backed securities trustee actions Blackrock Allocation Target Shares, Series S Portfolio trust	Nov. 24, 2014 Mortgage-backed securities trustee actions Fixed Income Shares, Series M trust	Jul. 22, 2014 Fraud litigation Financing of Storage at Quingdao and Penglai Ports USD ($)	Feb. 28, 2014 Fraud litigation Oceanografia USD ($)	Mar. 31, 2014 Fraud litigation Oceanografia USD ($)	Dec. 31, 2014 Fraud litigation Oceanografia USD ($)	Dec. 31, 2013 Fraud litigation Oceanografia USD ($)	Oct. 31, 2012 Alternative investment fund related litigation and other matters USD ($)	Oct. 06, 2014 Lehman Brothers Bankruptcy USD ($)	Feb. 08, 2012 Lehman Brothers Bankruptcy USD ($)	Dec. 31, 2009 Terra Firma Oral Misrepresentation plaintiff	Dec. 31, 2007 Tribune Company Bankruptcy USD ($)	Jan. 14, 2014 Interchange Fees Litigation USD ($)	Apr. 18, 2011 Parmalat Litigation EUR (€)	Oct. 20, 2008 Parmalat Litigation claim	Jan. 31, 2011 Parmalat Litigation EUR (€)	Dec. 31, 2014 Parmalat Litigation EUR (€)	Dec. 31, 2003 Allied Irish Bank Litigation USD ($)	Jul. 14, 2014 Department of Justice Residential Mortgage-Backed Securities Working Group USD ($)	Jul. 14, 2014 State Attorneys General and FDIC Residential Mortgage-Backed Securities Working Group USD ($)	Jul. 14, 2014 Consumer Relief Residential Mortgage-Backed Securities Working Group USD ($)	Nov. 12, 2014 FCA Foreign exchange matters USD ($)	Nov. 12, 2014 OCC Foreign exchange matters USD ($)	Nov. 12, 2014 CFTC Foreign exchange matters USD ($)
Contingencies
Possible loss, high end of the range	$ 4,000,000,000
Loss contingency damages sought												285,000,000						70,000,000
Litigation settlement, amount																						6,050,000,000						4,000,000,000	500,000,000	2,500,000,000	358,000,000	350,000,000	310,000,000
Period of Motion to Stay Discovery					8 months
Aggregate original purchase amount							4,900,000,000
Aggregate original purchase amount of the purchases covered by tolling agreements							1,400,000,000
Number of Investors								18	18
Number of entity sponsored mortgage securitization trusts						68
Amount of binding offer									1,125,000,000
Number of entity sponsored mortgage securitization trusts with settlement							64
Number of entity sponsored mortgage securitization trusts excluded from settlement							4
Number of actions filed							6
Number of private-label securitizations							4
Number of loans							6,700
Number of MBS trusts which company serves as trustee										48
Number of MBS trusts											27
Third party equity investment				7,500,000,000
Estimate of possible loss				4,000,000,000													400,000,000
Proofs of claims																			2,600,000,000
Bankruptcy claims clearing obligations amount to avoid from setoff related to terminated derivative contracts																			2,000,000,000
Bankruptcy claim clearing obligations amount to avoid from setoff																			500,000,000
Number of plaintiffs																				2
Business acquisition price LBO																					11,000,000,000
Contingent loss as claimed against the company																										14,000,000,000	500,000,000
Basis points on interchange collected																						0.10%
Period of collecting interchange fees																						8 months
After-tax charge resulting from a fraud discovered													235,000,000
Pretax charge resulting from a fraud discovered													360,000,000
Incremental credit cost														165,000,000
Amount of credit cost direct exposure to oil service company																33,000,000
Fine imposed															2,200,000
Damages awarded		431,000,000	431,000,000
Contingent loss on accounts receivable																113,000,000
Number of favorable counterclaims																								3
Disgorgement																							70,000,000
Amount of fine																							900,000
Damages sought																									€ 130,000,000